Ordinary Shares	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Ordinary Shares
15.
ORDINARY SHARES

As of December 31, 2025, Autohome Inc. had 463,038,708 issued and outstanding ordinary shares after considering the effects of the Share Subdivision as detailed in Note 2(a).

On November 18, 2021, the Company announced a share repurchase program under which the Company may repurchase up to US$200 million of its ADSs over the next twelve months through open market transactions at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on the market conditions and in accordance with applicable rules and regulations. On November 3, 2022, the Board of Directors authorized an extension of the term of the share repurchase program for another twelve months to November 17, 2023. The Company repurchased 6,726,883 ADSs (equal to 26,907,532 ordinary shares) from the open market with an aggregate purchase price of RMB1,384.14 million (US$200.00 million) till December 31, 2023. The repurchased shares have not been cancelled by the end of 2023 and are reflected as treasury stock. 4,000,000 ADSs of the treasury stock have been reserved for future issuance upon the exercise of share options and vesting of restricted shares during the year ended December 31, 2025, of which 2,136,256 ADSs had been reissued to employees and directors upon the exercise of share options and vesting of restricted shares.

On September 4, 2024, the Company announced a new share repurchase program under which the Company may repurchase up to US$200 million of its ADSs over the next twelve months through open market transactions at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on the market conditions and in accordance with applicable rules and regulations. On August 14, 2025, our board of directors authorized an extension of the term of the Share Repurchase Program through December 31, 2025. The Company repurchased 7,116,939 ADSs (equal to 28,467,756 ordinary shares) from the open market with an aggregate purchase price of RMB1,320.89 million (US$184.50 million) under the new share repurchase program. The repurchased shares have not been cancelled and are reflected as treasury stock.